Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties
Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Huizhong Business Consulting (Beijing) Co., Ltd. (“Huizhong”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 37.8% equity interest of the Group
Mr. Bodang Liu	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun	Former Chief executive officer of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”)	The entity disposed on November 30, 2020